Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of Transactions Outstanding with Related Parties	The Group had the following transactions outstanding with related parties:

	31 December 2024		31 December 2025
	Transactions with related parties	Total category as per financial statements captions	Transactions with related parties	Total category as per financial statements captions
Consolidated statements of financial position

Gross loans to customers	1,103	6,042,443	333	7,543,926
- entities controlled by the key management personnel of the Group	1,103		333

Other assets	1,955	106,094	1,971	183,536
- entities controlled by the key management personnel of the Group	1,955		1,971

Due to banks	—	24,474	146	16,183
- entities controlled by the key management personnel of the Group	—	—	146

Customer accounts	12,120	6,561,950	18,474	7,531,286
- entities controlled by the key management personnel of the Group	2,846		2,865
- key management personnel of the Group	9,146		15,573
- other related parties	128		36

Other liabilities	963	81,896	3,352	254,148
- entities controlled by the key management personnel of the Group	963		3,352

	2023		2024		2025
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Consolidated Statements of Profit or Loss

Net fee revenue	4,161	987,967	4,378	1,275,125	4,561	1,598,351
- entities controlled by the key management personnel of the Group	4,008		4,215		4,416
- key management personnel of the Group	153		162		145
- other related parties	—		1		—
Interest revenue	259	833,516	202	1,082,668	146	1,579,346
- other related parties	259		202		146
Other gains/(losses)	2	23,200	—	11,229	—	18,250
- entities controlled by the key management personnel of the Group	2		—		—
COSTS AND OPERATING EXPENSES
Interest expenses and fees	(544)	(478,010)	(609)	(616,116)	(957)	(908,698)
- entities controlled by the key management personnel of the Group	(507)		(25)		(53)
- key management personnel of the Group	(34)		(582)		(901)
- other related parties	(3)		(2)		(3)
Transaction expenses	(137)	(27,470)	(153)	(29,494)	(382)	(31,603)
- entities controlled by the key management personnel of the Group	(137)		(153)		(382)

Cost of goods and services	(5,129)	(166,356)	(6,445)	(303,858)	(7,167)	(1,179,141)
- entities controlled by the key management personnel of the Group	(5,129)		(6,445)		(7,167)
Technology & product development	—	(88,657)	—	(109,553)	(429)	(208,580)
- entities controlled by the key management personnel of the Group	—		—		(429)
General & administrative expenses	—	(29,468)	—	(32,899)	(6)	(78,252)
- entities controlled by the key management personnel of the Group	—		—		(6)

Summary of Compensation to Directors and Other Members of Key Management

Compensation to directors and other members of key management is presented as follows:

	2023		2024		2025
	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption	Transactions with related parties	Total category as per financial statements caption
Employee benefits	(535)	(86,326)	(438)	(104,522)	(593)	(212,536)
Share-based compensation	(4,815)	(20,859)	(1,816)	(16,963)	(61)	(15,476)